Investments (Past Due and Interest Accrual Status of Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	$ 431	$ 184
Nonaccrual Status	364	279
Commercial
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	2	10
Nonaccrual Status	0	75
Agricultural
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	103	1
Nonaccrual Status	46	41
Residential
Financing Receivable, Recorded Investment, Aging [Abstract]
Past Due	326	173
Nonaccrual Status	$ 318	$ 163